Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Diversified Telecommunication Services (15.9%)
	Verizon Communications Inc.	5,858,983	280,118
	AT&T Inc.	11,197,223	277,691
	Comcast Corp. Class A	9,736,630	242,150
*,1	AST SpaceMobile Inc.	779,263	88,376
*	Lumen Technologies Inc.	3,380,246	37,149
	Iridium Communications Inc.	328,507	17,010
*	Globalstar Inc.	182,660	15,382
*	Liberty Global Ltd. Class A	588,667	7,364
*	Bandwidth Inc. Class A	101,895	6,620
	Uniti Group Inc.	488,118	5,477
*	Liberty Global Ltd. Class C	445,532	5,418
	IDT Corp. Class B	73,032	4,028
*	Liberty Latin America Ltd. Class C	450,456	3,694
	Cogent Communications Holdings Inc.	173,490	3,081
*	Liberty Capital Corp. Class C	117,468	2,628
	Shenandoah Telecommunications Co.	157,138	2,506
*	Anterix Inc.	36,592	2,343
	ATN International Inc.	35,478	999
*	Liberty Latin America Ltd. Class A	111,256	898
			1,002,932
Entertainment (24.4%)
	Walt Disney Co.	2,734,459	278,450
*	Netflix Inc.	3,131,239	269,349
*	Warner Bros Discovery Inc.	8,089,431	218,495
	Electronic Arts Inc.	799,399	161,255
*	Take-Two Interactive Software Inc.	624,332	139,950
*	Roblox Corp. Class A	2,113,370	99,645
*	Live Nation Entertainment Inc.	556,651	93,746
*	Liberty Media Corp.-Liberty Formula One Class C	755,571	68,598
*	Roku Inc.	463,877	60,387
	TKO Group Holdings Inc.	235,187	48,256
*	Madison Square Garden Sports Corp.	55,425	20,745
	Warner Music Group Corp. Class A	443,645	13,993
*	Sphere Entertainment Co.	91,520	12,674
*	Lionsgate Studios Corp.	721,373	10,352
	Cinemark Holdings Inc.	369,246	10,339
*	Madison Square Garden Entertainment Corp.	136,313	9,614
*	Atlanta Braves Holdings Inc. Class C	168,123	8,339
*	IMAX Corp.	158,194	6,277
*	AMC Entertainment Holdings Inc. Class A	2,069,803	3,581
	Marcus Corp.	80,136	1,515
*	Atlanta Braves Holdings Inc. Class A	24,548	1,316
*,1	Vivid Seats Inc. Class A	12,700	110
			1,536,986
Interactive Media & Services (47.5%)
	Meta Platforms Inc. Class A	2,218,221	1,403,047
	Alphabet Inc. Class A	2,351,300	894,293
	Alphabet Inc. Class C	1,265,408	476,338
*	Reddit Inc. Class A	408,877	71,962
*	Pinterest Inc. Class A	1,628,412	32,650
	Match Group Inc.	783,984	28,325
*	Snap Inc. Class A	3,948,781	22,548
*	IAC Inc.	214,691	9,638
*	Cargurus Inc.	273,185	8,157
*	Ziff Davis Inc.	120,946	5,451
*	Trump Media & Technology Group Corp.	565,155	5,262
*	Yelp Inc.	183,425	4,182
*	TripAdvisor Inc.	346,405	3,873
*	ZoomInfo Technologies Inc.	873,297	2,908

		Shares	Market Value ($000)
*,1	Rumble Inc.	268,206	2,465
*	QuinStreet Inc.	187,226	2,344
*,1	Taboola.com Ltd.	453,315	2,212
*	EverQuote Inc. Class A	97,884	1,883
*	Cars.com Inc.	182,226	1,873
*	Nextdoor Holdings Inc.	831,497	1,754
*	Grindr Inc.	121,645	1,521
	Shutterstock Inc.	88,376	1,316
*	Bumble Inc. Class A	335,883	1,065
*,1	fuboTV Inc. Class A	101,779	1,027
*	Mediaalpha Inc. Class A	107,759	959
*	ZipRecruiter Inc. Class A	234,539	760
*	Angi Inc.	99,723	584
			2,988,397
Media (7.8%)
	Omnicom Group Inc.	1,011,393	73,538
*,1	EchoStar Corp. Class A	461,236	59,587
	New York Times Co. Class A	557,487	41,929
*	Charter Communications Inc. Class A	289,866	41,755
	News Corp. Class A	1,299,274	33,911
	Fox Corp. Class A	506,968	32,405
*	Trade Desk Inc. Class A	1,476,993	31,844
	Fox Corp. Class B	478,805	27,479
	Versant Media Group Inc.	510,630	22,029
	Sirius XM Holdings Inc.	652,797	19,271
	Nexstar Media Group Inc.	102,316	18,256
*	Liberty Broadband Corp. Class C	421,071	14,215
[1]	Paramount Skydance Corp. Class B	1,151,295	12,215
	News Corp. Class B	405,766	12,100
*	Magnite Inc.	512,686	7,347
	John Wiley & Sons Inc. Class A	136,048	5,725
*	DoubleVerify Holdings Inc.	488,634	4,740
*	USA TODAY Co. Inc.	496,293	3,876
*	Stagwell Inc.	405,047	2,839
*	Clear Channel Outdoor Holdings Inc.	854,377	2,059
	Scholastic Corp.	49,251	1,995
*	Liberty Broadband Corp. Class A	58,506	1,976
*	NIQ Global Intelligence plc	214,703	1,791
	Sinclair Inc.	123,250	1,705
*	iHeartMedia Inc. Class A	356,600	1,537
*	PubMatic Inc. Class A	128,611	1,502
*	Newsmax Inc.	151,567	1,290
	Gray Media Inc.	313,465	1,257
*	Ibotta Inc. Class A	35,057	1,201
*	AMC Global Media Inc.	110,887	1,078
*	Boston Omaha Corp. Class A	82,818	1,067
*	Cable One Inc.	16,622	874
	National CineMedia Inc.	215,441	676
*	MNTN Inc. Class A	65,556	618
*	Optimum Communications Inc. Class A	934,223	615
*	EW Scripps Co. Class A	169,391	574
*	Advantage Solutions Inc.	13,961	522
*	TechTarget Inc.	96,351	442
*	Cardlytics Inc.	136	—
			487,840
Wireless Telecommunication Services (4.1%)
	T-Mobile US Inc.	1,280,148	240,066
	Telephone & Data Systems Inc.	339,752	13,288
	Array Digital Infrastructure Inc.	56,927	2,895
*	Gogo Inc.	263,105	1,202
	Spok Holdings Inc.	73,625	780
			258,231
Total Common Stocks (Cost $5,456,625)			6,274,386

		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $47,134)	471,396	47,135
Total Investments (100.5%) (Cost $5,503,759)			6,321,521
Other Assets and Liabilities—Net (-0.5%)			(28,510)
Net Assets (100.0%)			6,293,011
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,749.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $28,241 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AST SpaceMobile Inc.	2/1/2027	GSI	5,439	(3.620)	1,927	—
Fox Corp. Class A	8/31/2026	BANA	13,317	(3.620)	—	(220)
					1,927	(220)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $3,344 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,274,386	—	—	6,274,386
Temporary Cash Investments	47,135	—	—	47,135
Total	6,321,521	—	—	6,321,521
Derivative Financial Instruments
Assets
Swap Contracts	—	1,927	—	1,927
Liabilities
Swap Contracts	—	(220)	—	(220)